EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Employee expenses	$ 711,016	$ 747,288	$ 718,990
Wages and salaries	690,996	717,548	697,833
Severance indemnities	$ 20,020	$ 29,740	$ 21,157